SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS

Wells Fargo Advantage Alternative Strategies Fund (the “Fund”)

Effective immediately, James Clark, Aaron Zimmerman and Lucy DeStefano are added as Portfolio Managers for the Fund under Pine River Capital Management L.P. (“Pine River”). Biographical descriptions for Ms. DeStefano and Messrs. Clark and Zimmerman are included among the Portfolio Manager biographies listed for the Fund as follows:

“Mr. Clark joined Pine River in 2012, where he currently serves as Partner, Co-Chief Investment Officer and Co-Portfolio Manager of the Fund. Prior to joining Pine River, Mr. Clark served as a Managing Director and Partner at Goldman Sachs Asset Management.”

“Mr. Zimmerman joined Pine River in 2009, where he currently serves as Co-Portfolio Manager of the Fund. Prior to serving as a Portfolio Manager, Mr. Zimmerman was a Multi-Strategy Analyst from 2009 to 2014.”

“Ms. DeStefano joined Pine River in 2013, where she currently serves as Co-Portfolio Manager of the Fund. Prior to serving as a Portfolio Manager, Ms. DeStefano was the Head of Listed Securities Trading from 2013 to 2014. Prior to joining Pine River, Ms. DeStefano was Managing Director, Equity Division and Head of International Equity Trading at Morgan Stanley from 2010 to 2012 and was Vice President, Securities Division at Goldman Sachs & Co. from 1999 to 2010.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information provided as of July 31, 2014:

James Clark	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$4.53B
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$4.53B
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Clark became a portfolio manager of the Fund in November 2014.

Aaron Zimmerman	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$19.33M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$19.33M
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Zimmerman became a portfolio manager of the Fund in November 2014.

Lucy DeStefano	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Ms. DeStefano became a portfolio manager of the Fund in November 2014.

Portfolio Manager	Fund	Beneficial Ownership
James Clark	Alternative Strategies Fund	$0
Aaron Zimmerman	Alternative Strategies Fund	$0
Lucy DeStefano	Alternative Strategies Fund	$0

            In addition, all references to Brad Berning in the Fund’s prospectuses and Statement of Additional Information are hereby removed.

November 21, 2014                                                                                                     ALR114/P701SP